SUPPLEMENT DATED FEBRUARY 16, 2001
                             TO THE PROSPECTUS FOR
             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                               DATED MAY 1, 2000

The prospectus, with respect to FRANKLIN GLOBAL HEALTH CARE SECURITIES FUND, is amended by replacing the MANAGEMENT TEAM section under MANAGEMENT (page FGH-4) with the following:

MANAGEMENT TEAM The team responsible for the fund's management is:

EVAN MCCULLOCH, CFA
VICE PRESIDENT, ADVISERS

Mr. McCulloch has been a manager of the fund since its inception in 1998, and has been with Franklin Templeton Investments since 1992.

RUPERT H. JOHNSON, JR.
PRESIDENT, ADVISERS

Mr. Johnson has been a manager of the fund since its inception in 1998, and has been with Franklin Templeton Investments since 1965.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

FGH 021601





                       SUPPLEMENT DATED FEBRUARY 16, 2001
                              TO THE PROSPECTUS FOR
              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                DATED MAY 1, 2000

The prospectus, with respect to TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND, is amended by replacing the MANAGEMENT section (page TIS-4) with the following:

MANAGEMENT

Templeton Investment Counsel, LLC (TIC), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the fund's investment manager. Under an agreement with TIC, Templeton Asset Management Ltd. (TAML), Two Exchange Square, Hong Kong, serves as the fund's sub-advisor. TAML provides TIC with investment management advice and assistance.

MANAGEMENT TEAM The team responsible for the fund's management is:

SIMON RUDOLPH
SENIOR VICE PRESIDENT, TIC
PORTFOLIO MANAGER, TAML

Mr. Rudolph has been a manager of the fund since 1997. Before joining Franklin Templeton Investments in 1997, he was an executive director with Morgan Stanley.

TUCKER SCOTT, CFA
VICE PRESIDENT, TIC

Mr. Scott has been a manager of the fund since 2000. Before joining Franklin Templeton Investments in 1996, he worked for Aeltus Investment Management.

CINDY L. SWEETING, CFA
SENIOR VICE PRESIDENT , TIC

Ms. Sweeting has been a manager of the fund since January 2001. Before joining Franklin Templeton Investments in 1997, she was Vice President of Investments with McDermott International Investments Co., Inc. in Nassau, Bahamas.

The fund pays TIC a fee for managing the fund's assets. For the fiscal year ended December 31, 1999, the fund paid 0.85% of its average net assets to TIC for its services.

         PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

TIS - P021601




                       SUPPLEMENT DATED FEBRUARY 16, 2001
                              TO THE PROSPECTUS FOR
              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                DATED MAY 1, 2000

The prospectus, with respect to TEMPLETON PACIFIC GROWTH SECURITIES FUND, is amended as follows:

I. Include the following paragraph before the GOAL AND STRATEGIES section (page TP-1):

Subject to regulatory approval, shares of the Templeton International Securities Fund will be substituted for shares of the fund in the latter part of March 2001, or as soon as possible. Following the substitution, the fund will no longer be available as an eligible investment for insurance company separate accounts. Please refer to your contract prospectus for information. Contract owners considering new purchases or transfers to separate accounts investing in this fund may also wish to consider (if it is available under your contract) the Templeton International Securities Fund, which has similar investment objectives and policies and to consult with their investment representatives.

II. Replace the MANAGEMENT section (page TP-5) with the following:

MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, California 94403-7777, is the fund's investment manager.

Under an agreement with Advisers, Templeton Asset Management Ltd., (TAML) in Hong Kong, Two Exchange Square, Hong Kong, serves as the fund's sub-advisor pending the substitution. TAML provides Advisers with investment management advice and assistance.

MANAGEMENT TEAM The team responsible for the fund's management is:

SIMON RUDOLPH
SENIOR VICE PRESIDENT, TIC

PORTFOLIO MANAGER, TAML

Mr. Rudolph has been a manager of the fund since November 2000. Before joining Franklin Templeton Investments in 1997, he was an executive director with Morgan Stanley.

NICOLA DANIEL
PORTFOLIO MANAGER, TAML

Ms. Daniel has been a manager of the fund since November 2000. Before joining Franklin Templeton Investments in 1997 she was a consultant and research associate for International Management & Development Group LTD.

The fund pays Advisers a fee for managing the fund's assets and providing certain administrative facilities and services for the fund. For the fiscal year ended December 31, 1999, the fund paid 1.00% of its average net assets to Advisers for its services.

         PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

TP-021601